Employees' retirement benefits	12 Months Ended
Mar. 31, 2012
Employees' retirement benefits

15. Employees’ retirement benefits:

Severance payments and contract-type corporate pension plan—

Employees whose services with DOCOMO are terminated are normally entitled to lump-sum severance or retirement payments and pension benefits based on internal labor regulations. The amounts are determined by a combination of factors such as the employee’s salary eligibility, length of service and other conditions. The pension benefit is covered by the non-contributory defined benefit pension plans (“Defined benefit pension plans”) sponsored by DOCOMO.

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2011 and 2012. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2011	2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥190,368	¥196,064
Service cost	9,244	9,491
Interest cost	3,894	3,831
Actuarial (gain) loss	1,586	2,150
Recognition of prior service cost	—	145
Transfer of liability from defined benefit pension plans of the NTT group	328	546
Other	7	271
Benefit payments	(9,363)	(10,095)

Projected benefit obligation, end of year	¥196,064	¥202,403

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥77,070	¥77,813
Actual return on plan assets	(1,407)	1,095
Employer contributions	5,053	5,254
Transfer of plan assets from defined benefit pension plans of the NTT group	77	105
Benefit payments	(2,980)	(3,005)

Fair value of plan assets, end of year	¥77,813	¥81,262

At March 31:
Funded status	¥(118,251)	¥(121,141)

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Liability for employees’ retirement benefits	¥(118,290)	¥(121,187)
Prepaid pension cost	39	46

Net amount recognized	¥(118,251)	¥(121,141)

Prepaid pension cost is included in “Other assets” in the consolidated balance sheets.

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Actuarial gains (losses), net	¥(42,262)	¥(43,242)
Prior service cost, net	12,611	10,583
Transition obligation	(935)	(810)

Total	¥(30,586)	¥(33,469)

The accumulated benefit obligation for the Defined benefit pension plans was ¥190,067 million and ¥196,512 million as of March 31, 2011 and 2012, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥196,025	¥202,346
Fair value of plan assets	77,735	81,159
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥190,028	¥196,454
Fair value of plan assets	77,735	81,159

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Service cost	¥9,204	¥9,244	¥9,491
Interest cost on projected benefit obligation	3,979	3,894	3,831
Expected return on plan assets	(1,649)	(1,714)	(1,569)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	2,190	1,497	1,644
Amortization of transition obligation	125	125	125

Net periodic pension cost	¥11,942	¥11,139	¥11,615

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥(7,623)	¥4,707	¥2,624
Prior service cost arising during period, net	—	—	121
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(2,190)	(1,497)	(1,644)
Amortization of transition obligation	(125)	(125)	(125)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(8,031)	¥4,992	¥2,883

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥3,911 million, ¥16,131 million and ¥14,498 million for the years ended March 31, 2010, 2011 and 2012, respectively.

The amount of actuarial losses, transition obligation and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net pension cost during the year ending March 31, 2013 is ¥1,667 million, ¥123 million and ¥(1,898) million, respectively.

The assumptions used in determination of the Defined benefit pension plans’ projected benefit obligations as of March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.0%	1.9%
Long-term rate of salary increases	2.9	2.9

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	2.2%	2.1%	2.0%
Long-term rate of salary increases	2.2	2.2	2.9
Expected long-term rate of return on plan assets	2.5	2.3	2.0

In determining the expected long-term rate of return on plan assets, DOCOMO considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥866	¥866	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,852	20,258	1,594	—
Domestic corporate bonds	8,023	—	8,023	—
Foreign government bonds	9,556	9,067	489	—
Foreign corporate bonds	455	89	354	12
Equity securities
Domestic stocks	16,873	16,849	24	—
Foreign stocks	7,515	7,515	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	966	—	966	—
Domestic equity securities	997	—	997	—
Foreign debt securities	632	—	632	—
Foreign equity securities	583	—	583	—
Life insurance company general accounts	7,528	—	7,528	—
Other	1,967	(0)	(2)	1,969

Total	¥77,813	¥54,644	¥21,188	¥1,981

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥753	¥753	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	29,628	28,266	1,362	—
Domestic corporate bonds	8,795	—	8,795	—
Foreign government bonds	6,964	6,883	81	—
Foreign corporate bonds	294	19	275	—
Equity securities
Domestic stocks	12,336	12,336	—	—
Foreign stocks	8,122	8,122	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	837	—	837	—
Domestic equity securities	703	—	703	—
Foreign debt securities	498	—	498	—
Foreign equity securities	679	—	679	—
Life insurance company general accounts	9,454	—	9,454	—
Other	2,199	—	1	2,198

Total	¥81,262	¥56,379	¥22,685	¥2,198

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes fund of hedge funds and pension investment trust beneficiary rights. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The Defined benefit pension plans’ policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, DOCOMO selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. DOCOMO then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, DOCOMO will review the asset allocation as necessary. The target ratio in March 2012 was: domestic bonds, 53.0%; domestic stocks, 13.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 14.0%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

As of March 31, 2011 and 2012, securities owned by the Defined benefit pension plans as its plan assets included the stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥515 million (0.7% of total plan assets) and ¥282 million (0.3% of total plan assets), respectively.

DOCOMO expects to contribute ¥5,233 million to the Defined benefit pension plans in the year ending March 31, 2013.

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2013	¥11,119
2014	11,449
2015	11,616
2016	13,249
2017	12,652
2018-2022	68,912

Social welfare pension scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)—

DOCOMO participates in the national welfare pension plan (“National Plan”) and a contributory defined benefit pension plan sponsored by the NTT group (NTT Kigyou-Nenkin-Kikin or NTT Corporate Defined Benefit Pension Plan, “NTT CDBP”). The National Plan is a government-regulated social welfare pension plan under the Japanese Employees’ Pension Insurance Act and both NTT group and its employees provide contributions to such plan every year. The National Plan is considered a multi-employer plan and contributions to such plan are recognized as expenses. The total amount of contributions by DOCOMO was ¥14,425 million, ¥14,703 million and ¥15,414 million for the years ended March 31, 2010, 2011 and 2012, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

Both NTT group, including DOCOMO, and its employees provide contributions to the NTT CDBP to supplement the pension benefits to which the employees are entitled under the National Plan. The NTT CDBP is regulated under the Defined-Benefit Corporate Pension Act. The NTT CDBP is considered a defined benefit pension plan. The participation by DOCOMO and its subsidiaries in the NTT CDBP is accounted for as a single employer plan. The number of DOCOMO’s employees covered by the NTT CDBP as of March 31, 2011 and 2012 represented approximately 11.0% and 11.4% of the total members.

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2011 and 2012. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2011 and 2012.

	Millions of yen
	2011	2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥88,714	¥97,299
Service cost	3,256	3,478
Interest cost	1,849	1,897
Actuarial (gain) loss	4,527	2,104
Internal adjustment due to transfer of employees within the NTT group	(445)	(630)
Other	883	211
Benefit payments	(1,485)	(1,575)

Projected benefit obligation, end of year	¥97,299	¥102,784

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥63,599	¥62,942
Actual return on plan assets	(930)	1,469
Employer contributions	803	834
Employee contributions	413	416
Internal adjustment due to transfer of employees within the NTT group	(341)	(433)
Other	883	211
Benefit payments	(1,485)	(1,575)

Fair value of plan assets, end of year	¥62,942	¥63,864

At March 31:
Funded status	¥(34,357)	¥(38,920)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Actuarial gains (losses), net	¥(18,002)	¥(19,132)
Prior service cost, net	1,069	712

Total	¥(16,933)	¥(18,420)

The accumulated benefit obligation for the NTT CDBP regarding DOCOMO employees was ¥77,436 million and ¥81,826 million at March 31, 2011 and 2012, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥97,299	¥102,784
Fair value of plan assets	62,942	63,864
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥77,380	¥81,749
Fair value of plan assets	62,880	63,782

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Service cost	¥3,216	¥3,256	¥3,478
Interest cost on projected benefit obligation	1,798	1,849	1,897
Expected return on plan assets	(1,402)	(1,583)	(1,519)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	874	326	1,024
Contribution from employees	(411)	(413)	(416)

Net periodic pension cost	¥3,718	¥3,078	¥4,107

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥(4,221)	¥7,040	¥2,154
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(874)	(326)	(1,024)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(4,738)	¥7,071	¥1,487

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥(1,020) million, ¥10,149 million and ¥5,594 million for the years ended March 31, 2010, 2011 and 2012, respectively.

The amount of actuarial losses and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net periodic pension cost during the year ending March 31, 2013 is ¥1,077 million and ¥(356) million, respectively.

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.0%	1.9%
Long-term rate of salary increases	3.3	3.3

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	2.2%	2.1%	2.0%
Long-term rate of salary increases	2.6	3.4	3.3
Expected long-term rate of return on plan assets	2.5	2.5	2.5

In determining the expected long-term rate of return on plan assets, the NTT CDBP considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥637	¥637	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	10,459	9,301	1,158	—
Domestic corporate bonds	15,507	—	15,507	—
Foreign government bonds	4,991	4,731	260	—
Foreign corporate bonds	163	22	141	—
Equity securities
Domestic stocks	14,849	14,809	40	—
Foreign stocks	8,574	8,574	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	814	—	814	—
Domestic equity securities	1,545	—	1,545	—
Foreign debt securities	581	—	581	—
Foreign equity securities	667	—	667	—
Life insurance company general accounts	3,745	—	3,745	—
Other	410	—	0	410

Total	¥62,942	¥38,074	¥24,458	¥410

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥417	¥417	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,705	20,623	1,082	—
Domestic corporate bonds	6,279	—	6,279	—
Foreign government bonds	4,916	4,870	46	—
Foreign corporate bonds	173	9	164	—
Equity securities
Domestic stocks	13,700	13,699	1	—
Foreign stocks	7,721	7,721	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,055	—	1,055	—
Domestic equity securities	1,383	—	1,383	—
Foreign debt securities	883	—	883	—
Foreign equity securities	973	—	973	—
Life insurance company general accounts	4,329	—	4,329	—
Other	330	—	(0)	330

Total	¥63,864	¥47,339	¥16,195	¥330

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes loans to employees and lease receivables. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The NTT CDBP’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, the NTT CDBP selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. The NTT CDBP then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, the NTT CDBP will review the asset allocation as necessary. The weighted average target ratio in March 2012 was: domestic bonds, 47.7%; domestic stocks, 20.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 7.0%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

As of March 31, 2011 and 2012, domestic stock owned by the NTT CDBP as its plan assets included common stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥6,974 million (0.8% of total plan assets) and ¥4,727 million (0.5% of total plan assets), respectively.

DOCOMO expects to contribute ¥817 million to the NTT CDBP in the year ending March 31, 2013.

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2013	¥1,691
2014	2,060
2015	2,220
2016	2,375
2017	2,500
2018-2022	13,814